Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Schedule Of Capital Stock
Changes to the number of shares of capital stock issued were as follows:

	Common stock issued		Exchangeable shares issued
	Class A	Class B(1)	Class A	Class B
	(Share amounts in millions)
Balance at December 28, 2008	2.7	157.1	3.2	20.9
Shares issued under equity compensation plans	—	1.5	—	—
Shares exchanged for common stock	(0.1)	0.8	—	(0.7)
Balance at December 26, 2009	2.6	159.4	3.2	20.2
Shares issued under equity compensation plans	—	1.4	—	—
Shares exchanged for common stock	—	1.2	(0.2)	(1.0)
Balance at December 25, 2010	2.6	162.0	3.0	19.2
Shares issued under equity compensation plans	—	0.7	—	—
Shares exchanged for common stock	—	—	—	—
Shares exchanged for Class B exchangeable shares	—	—	(0.1)	0.1
Balance at December 31, 2011	2.6	162.7	2.9	19.3

(1)
During 2011, we repurchased Class B common shares which results in a lower number of outstanding shares compared to issued shares. See "Share Repurchase Program" below for further discussion. For all other classes, issued shares equal outstanding shares.